Condensed Consolidating Financial Information (Details 2) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Condensed Consolidating Statement of Cash Flows
Net cash provided by (used in) operating activities	$ 381.6	$ 345.9	$ 1,696.0	$ 1,413.7	$ 1,081.0
Cash flows from investing activities:
Purchases of businesses, net of cash acquired		(284.9)	(1,111.0)	(1,316.4)	(310.3)
Purchases of property, plant and equipment	(217.1)	(169.4)	(907.4)	(891.3)	(719.4)
Proceeds from sale of business	(5.0)		575.3	0.0	0.0
Net proceeds from (repayments of) intercompany notes	0.0	0.0	0.0	0.0	0.0
Net returns of capital from (investments in) equity affiliates	0.0	0.0	0.0	0.0	0.0
Other investing activities	0.8	0.4	(18.7)	0.3	13.8
Net cash used in investing activities	(221.3)	(453.9)	(1,461.8)	(2,207.4)	(1,015.9)
Cash flows from financing activities:
Dividends paid to parent company	0.0	0.0	0.0	0.0	0.0
Net contributions from (returns of capital to) equity affiliates	0.0	0.0	0.0	0.0	0.0
Net proceeds from (repayments of) intercompany notes	0.0	0.0	0.0	0.0	0.0
Purchases of treasury stock		(1.0)	(1,122.7)	(33.8)	0.0
Principal payments of long-term debt	(1,913.4)	(94.2)	(971.8)	(208.7)	(605.7)
Dividends paid	(100.5)	(79.3)	(315.1)	(241.6)	0.0
Payments of minimum tax withholdings on stock-based payment awards	(22.3)	(45.5)	(64.9)	(38.6)	(28.4)
Payments of debt issuance and other financing costs	(11.8)	(3.2)	(14.1)	(13.3)	(13.8)
Proceeds from issuance of long-term debt	1,508.5	709.5	1,965.6	610.0	905.0
Net proceeds from (repayments of) notes payable	381.3	(379.1)	197.1	360.6	13.1
Excess tax benefits from stock-based payment awards		68.8	131.4	203.4	78.0
Proceeds from shares issued under equity compensation plans	16.6	15.9	59.7	113.0	63.7
Net cash provided by (used in) financing activities	(141.6)	191.9	(134.8)	776.0	(16.4)
Proceeds from noncontrolling interests			0.0	25.0	115.0
Payment of delayed purchase price arrangement			0.0	0.0	(543.3)
Effect of exchange rate changes on cash and cash equivalents	3.0	0.3	(5.1)	(9.3)	(2.5)
Net increase (decrease) in cash and cash equivalents	21.7	84.2	94.3	(27.0)	46.2
Cash and cash equivalents, beginning of period	177.4	83.1	83.1	110.1	63.9
Cash and cash equivalents, end of period	199.1	167.3	177.4	83.1	110.1
Eliminations [Member]
Condensed Consolidating Statement of Cash Flows
Net cash provided by (used in) operating activities	0.0	(350.0)	(655.4)	(54.8)	(38.8)
Cash flows from investing activities:
Purchases of businesses, net of cash acquired		0.0	0.0	0.0	0.0
Purchases of property, plant and equipment	0.0	0.0	0.0	0.0	0.0
Proceeds from sale of business	0.0		0.0
Net proceeds from (repayments of) intercompany notes	(420.2)	377.2	(422.0)	(842.4)	(485.4)
Net returns of capital from (investments in) equity affiliates	5.8	(4.8)	(470.7)	216.7	41.4
Other investing activities	0.0	0.0	0.0	0.0	0.0
Net cash used in investing activities	(414.4)	372.4	(892.7)	(625.7)	(444.0)
Cash flows from financing activities:
Dividends paid to parent company	8.0	357.0	868.7	88.8	65.8
Net contributions from (returns of capital to) equity affiliates	(13.8)	(2.2)	257.4	(250.7)	(68.4)
Net proceeds from (repayments of) intercompany notes	420.2	(377.2)	422.0	842.4	485.4
Purchases of treasury stock		0.0	0.0	0.0
Principal payments of long-term debt	0.0	0.0	0.0	0.0	0.0
Dividends paid	0.0	0.0	0.0	0.0
Payments of minimum tax withholdings on stock-based payment awards	0.0	0.0	0.0	0.0	0.0
Payments of debt issuance and other financing costs	0.0	0.0	0.0	0.0	0.0
Proceeds from issuance of long-term debt	0.0	0.0	0.0	0.0	0.0
Net proceeds from (repayments of) notes payable	0.0	0.0	0.0	0.0	0.0
Excess tax benefits from stock-based payment awards		0.0	0.0	0.0	0.0
Proceeds from shares issued under equity compensation plans	0.0	0.0	0.0	0.0	0.0
Net cash provided by (used in) financing activities	414.4	(22.4)	1,548.1	680.5	482.8
Proceeds from noncontrolling interests				0.0	0.0
Payment of delayed purchase price arrangement					0.0
Effect of exchange rate changes on cash and cash equivalents	0.0	0.0	0.0	0.0	0.0
Net increase (decrease) in cash and cash equivalents	0.0	0.0	0.0	0.0	0.0
Cash and cash equivalents, beginning of period	0.0	0.0	0.0	0.0	0.0
Cash and cash equivalents, end of period	0.0	0.0	0.0	0.0	0.0
Parent Company [Member]
Condensed Consolidating Statement of Cash Flows
Net cash provided by (used in) operating activities	(161.0)	128.2	341.4	(448.7)	(514.8)
Cash flows from investing activities:
Purchases of businesses, net of cash acquired		0.0	0.0	(998.5)	0.0
Purchases of property, plant and equipment	(4.8)	(4.1)	(12.8)	(14.1)	(23.1)
Proceeds from sale of business	0.0		(9.9)
Net proceeds from (repayments of) intercompany notes	419.3	(377.2)	422.0	842.4	485.4
Net returns of capital from (investments in) equity affiliates	(5.8)	4.8	470.7	(216.7)	(41.4)
Other investing activities	0.0	0.1	0.7	3.5	(0.1)
Net cash used in investing activities	408.7	(376.4)	870.7	(383.4)	420.8
Cash flows from financing activities:
Dividends paid to parent company	0.0	0.0	0.0	0.0	0.0
Net contributions from (returns of capital to) equity affiliates	0.0	0.0	0.0	0.0	0.0
Net proceeds from (repayments of) intercompany notes	(1.7)	275.5	(20.2)	250.4	(262.8)
Purchases of treasury stock		(1.0)	(1,122.7)	(33.8)
Principal payments of long-term debt	(1,876.8)	(16.5)	(767.6)	(64.5)	(549.2)
Dividends paid	(100.5)	(79.3)	(315.1)	(241.6)
Payments of minimum tax withholdings on stock-based payment awards	0.0	0.0	0.0	0.0	0.0
Payments of debt issuance and other financing costs	(11.8)	0.0	(5.0)	(13.3)	(11.7)
Proceeds from issuance of long-term debt	1,495.5	0.0	600.0	600.0	800.0
Net proceeds from (repayments of) notes payable	254.0	0.0	231.0	0.0	0.0
Excess tax benefits from stock-based payment awards		68.8	131.4	203.4	78.0
Proceeds from shares issued under equity compensation plans	16.6	15.9	59.7	113.0	63.7
Net cash provided by (used in) financing activities	(224.7)	263.4	(1,208.5)	813.6	118.0
Proceeds from noncontrolling interests				0.0	0.0
Payment of delayed purchase price arrangement					0.0
Effect of exchange rate changes on cash and cash equivalents	0.0	0.0	0.0	0.0	0.0
Net increase (decrease) in cash and cash equivalents	23.0	15.2	3.6	(18.5)	24.0
Cash and cash equivalents, beginning of period	9.6	6.0	6.0	24.5	0.5
Cash and cash equivalents, end of period	32.6	21.2	9.6	6.0	24.5
Subsidiaries Guarantors [Member]
Condensed Consolidating Statement of Cash Flows
Net cash provided by (used in) operating activities	488.9	38.5	1,051.5	1,299.5	834.0
Cash flows from investing activities:
Purchases of businesses, net of cash acquired		0.0	0.0	(316.2)	0.0
Purchases of property, plant and equipment	(21.9)	(14.9)	(89.8)	(52.3)	(36.0)
Proceeds from sale of business	0.0		0.0
Net proceeds from (repayments of) intercompany notes	0.0	0.0	0.0	0.0	0.0
Net returns of capital from (investments in) equity affiliates	0.0	0.0	0.0	0.0	0.0
Other investing activities	0.0	0.0	(0.1)	0.2	(5.6)
Net cash used in investing activities	(21.9)	(14.9)	(89.9)	(368.3)	(41.6)
Cash flows from financing activities:
Dividends paid to parent company	0.0	0.0	0.0	0.0	0.0
Net contributions from (returns of capital to) equity affiliates	11.3	0.0	(22.0)	(33.0)	(23.9)
Net proceeds from (repayments of) intercompany notes	(450.9)	27.6	(855.4)	(819.8)	(723.2)
Purchases of treasury stock		0.0	0.0	0.0
Principal payments of long-term debt	(4.9)	(5.9)	(20.6)	(39.4)	(19.4)
Dividends paid	0.0	0.0	0.0	0.0
Payments of minimum tax withholdings on stock-based payment awards	(21.4)	(42.5)	(61.9)	(35.9)	(26.1)
Payments of debt issuance and other financing costs	0.0	0.0	0.0	0.0	0.0
Proceeds from issuance of long-term debt	0.0	0.0	0.0	0.0	0.0
Net proceeds from (repayments of) notes payable	0.0	0.0	0.0	0.0	0.0
Excess tax benefits from stock-based payment awards		0.0	0.0	0.0	0.0
Proceeds from shares issued under equity compensation plans	0.0	0.0	0.0	0.0	0.0
Net cash provided by (used in) financing activities	(465.9)	(20.8)	(959.9)	(928.1)	(792.6)
Proceeds from noncontrolling interests				0.0	0.0
Payment of delayed purchase price arrangement					0.0
Effect of exchange rate changes on cash and cash equivalents	0.0	0.0	0.0	0.0	0.0
Net increase (decrease) in cash and cash equivalents	1.1	2.8	1.7	3.1	(0.2)
Cash and cash equivalents, beginning of period	5.3	3.6	3.6	0.5	0.7
Cash and cash equivalents, end of period	6.4	6.4	5.3	3.6	0.5
Subsidiary Nonguarantors [Member]
Condensed Consolidating Statement of Cash Flows
Net cash provided by (used in) operating activities	53.7	529.2	958.5	617.7	800.6
Cash flows from investing activities:
Purchases of businesses, net of cash acquired		(284.9)	(1,111.0)	(1.7)	(310.3)
Purchases of property, plant and equipment	(190.4)	(150.4)	(804.8)	(824.9)	(660.3)
Proceeds from sale of business	(5.0)		585.2
Net proceeds from (repayments of) intercompany notes	0.9	0.0	0.0	0.0	0.0
Net returns of capital from (investments in) equity affiliates	0.0	0.0	0.0	0.0	0.0
Other investing activities	0.8	0.3	(19.3)	(3.4)	19.5
Net cash used in investing activities	(193.7)	(435.0)	(1,349.9)	(830.0)	(951.1)
Cash flows from financing activities:
Dividends paid to parent company	(8.0)	(357.0)	(868.7)	(88.8)	(65.8)
Net contributions from (returns of capital to) equity affiliates	2.5	2.2	(235.4)	283.7	92.3
Net proceeds from (repayments of) intercompany notes	32.4	74.1	453.6	(273.0)	500.6
Purchases of treasury stock		0.0	0.0	0.0
Principal payments of long-term debt	(31.7)	(71.8)	(183.6)	(104.8)	(37.1)
Dividends paid	0.0	0.0	0.0	0.0
Payments of minimum tax withholdings on stock-based payment awards	(0.9)	(3.0)	(3.0)	(2.7)	(2.3)
Payments of debt issuance and other financing costs	0.0	(3.2)	(9.1)	0.0	(2.1)
Proceeds from issuance of long-term debt	13.0	709.5	1,365.6	10.0	105.0
Net proceeds from (repayments of) notes payable	127.3	(379.1)	(33.9)	360.6	13.1
Excess tax benefits from stock-based payment awards		0.0	0.0	0.0	0.0
Proceeds from shares issued under equity compensation plans	0.0	0.0	0.0	0.0	0.0
Net cash provided by (used in) financing activities	134.6	(28.3)	485.5	210.0	175.4
Proceeds from noncontrolling interests				25.0	115.0
Payment of delayed purchase price arrangement					(543.3)
Effect of exchange rate changes on cash and cash equivalents	3.0	0.3	(5.1)	(9.3)	(2.5)
Net increase (decrease) in cash and cash equivalents	(2.4)	66.2	89.0	(11.6)	22.4
Cash and cash equivalents, beginning of period	162.5	73.5	73.5	85.1	62.7
Cash and cash equivalents, end of period	$ 160.1	$ 139.7	$ 162.5	$ 73.5	$ 85.1